Income Tax Expense (Details) ¥ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2021 CNY (¥) ¥ / shares	Aug. 31, 2021 HKD ($)	Aug. 31, 2020 CNY (¥) ¥ / shares	Aug. 31, 2019 CNY (¥) ¥ / shares
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage	25.00%	25.00%	25.00%	25.00%
Preferential EIT rate, percentage	5.00%	5.00%
Income tax rate	10.00%	10.00%
Deferred tax assets, valuation allowance (in Yuan Renminbi)	¥ 98,081		¥ 61,448	¥ 16,716
Interest in a domestic subsidiary			50.00%
Income tax position percentage			50.00%
Unrecognized tax benefits			12 months
Tax liability limitations			According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2021, the Group is subject to examination of the PRC tax authorities.
Tax provision percentage	25.00%	25.00%	25.00%	25.00%
Income tax expense increased (in Yuan Renminbi)	¥ 66,742		¥ 45,315	¥ 32,609
Net earnings per share price (in Yuan Renminbi per share) | ¥ / shares	¥ 0.56		¥ 0.38	¥ 0.27
Chengdu Zhi Yi Meng Software Technology Co., Ltd. [Member]
Income Tax Expense (Details) [Line Items]
Preferential EIT rate, percentage	12.50%	12.50%
Percent of tax reduction	50.00%	50.00%
The US [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage	21.00%	21.00%
The UK [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage	19.00%	19.00%
Canada [Member] | Minimum [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage	26.00%	26.00%
Canada [Member] | Maximum [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage	26.50%	26.50%
Hong Kong [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage	8.25%	8.25%
Profits earned by the company (in Dollars) | $		$ 2
Existing tax rate, percentage	16.50%	16.50%
PRC [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage	25.00%	25.00%
Percentage of unified tax rate	25.00%	25.00%
Percentage of revenue	70.00%	70.00%
Percentage of preferential EIT rate	15.00%	15.00%
Preferential EIT rate, percentage	15.00%	15.00%
Percent of tax reduction	50.00%	50.00%
Period of tax reduction	3 years	3 years
Tax loss carry-forward subject to expiration (in Yuan Renminbi)	¥ 396,192		¥ 251,368	¥ 69,834